Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities

	December 31,
	2021	2020
Due to service providers	$878	$—
Due to professionals	542	—
Other	361	57
Accrued interest	77	3
Other accrued liabilities	$1,858	$60